OTHER OPERATING EXPENSE	12 Months Ended
Jun. 26, 2021
Nonoperating Income (Expense) [Abstract]
Note 23. OTHER OPERATING EXPENSE

23. OTHER OPERATING INCOME

During the years ended June 26, 2021 and June 27, 2020, other operating income consisted of the following:

	2021	2020

Loss (Gain) on Disposals of Assets	$581,051	$(7,331,288)
Restructuring and Reorganization Expense	5,038,182	6,269,153
Loss on Settlement of Accounts Payable	574,877	314,242
Gain on Lease Terminations	(17,748,368)	(319,163)
Gain on Disposal of Assets Held For Sale	(12,338,123)	(8,439,967)
Other (Income) Expense	(806,921)	390,909

Total Other Operating Income	$(24,699,302)	$(9,116,114)